Non Hedge Derivative Loss (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Derivative Instruments Not Designated As Hedging Instruments [Text Block]
Non-hedge derivative (gain)/loss and movement on bonds

Non-hedge derivative (gain)/loss
	2012	2011	2010
	$	$	$
(Gain)/loss on non-hedge derivatives	(93)	(83)	703

Hedge Items Accelerated [Text Block]
Effects of the accelerated hedge settlements

	2012	2011	2010
	$	$	$
Accelerated hedge settlement of non-hedge derivatives	-	-	2,698
Previously designated NPSE contracts	-	-	405
Other non-hedge derivative contracts	-	-	2,293

Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Text Block]
Movement on bonds
	2012	2011	2010
	$	$	$
Fair value (gain)/loss on mandatory convertible bonds (See Note 18)	(172)	(113)	83